Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MML Series Investment Fund II
Central Index Key	0001317146
Amendment Flag	false
Document Creation Date	Feb 12, 2013
Document Effective Date	Feb 12, 2013
Prospectus Date	May 1, 2012

MML SERIES INVESTMENT FUND II

Supplement dated February 12, 2013 to the

Prospectus dated May 1, 2012 and the

MML Small/Mid Cap Equity Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Small/Mid Cap Equity Fund (the "Fund") to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about April 29, 2013, the name of the Fund will be changed to the MML Small Cap Equity Fund.

On or about April 29, 2013, the following information will replace the information found under Principal Investment Strategies (pages 35-36 in the Prospectus) for the Fund:

The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund's subadviser, OppenheimerFunds, Inc. ("OFI"), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies. The subadviser currently considers "small-cap" companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of December 31, 2012, between $28 million and $4.67 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI typically uses fundamental research to select securities for the Fund's portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

▪	a fundamental approach in analyzing issuers based on factors such as a company's financial performance, competitive strength, position in the industry, and strength of business model and management. OFI may also consider an industry's outlook, market trends and general economic conditions.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI may consider selling a security if, for example, in its judgment, a stock's price is approaching its target, a company's competitive position deteriorates, a company's management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

On or about April 29, 2013, the following information will supplement the information for the Fund in the section titled Performance Information (page 37 in the Prospectus):

Going forward, the Fund's performance benchmark index will be the Russell 2000® Index rather than the Russell 2500™ Index because the Russell 2000® Index more closely represents the Fund's new investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	mmlsif1_SupplementTextBlock

MML SERIES INVESTMENT FUND II

Supplement dated February 12, 2013 to the

Prospectus dated May 1, 2012 and the

MML Small/Mid Cap Equity Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Small/Mid Cap Equity Fund (the "Fund") to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about April 29, 2013, the name of the Fund will be changed to the MML Small Cap Equity Fund.

On or about April 29, 2013, the following information will replace the information found under Principal Investment Strategies (pages 35-36 in the Prospectus) for the Fund:

The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund's subadviser, OppenheimerFunds, Inc. ("OFI"), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies. The subadviser currently considers "small-cap" companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of December 31, 2012, between $28 million and $4.67 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI typically uses fundamental research to select securities for the Fund's portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

▪	a fundamental approach in analyzing issuers based on factors such as a company's financial performance, competitive strength, position in the industry, and strength of business model and management. OFI may also consider an industry's outlook, market trends and general economic conditions.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI may consider selling a security if, for example, in its judgment, a stock's price is approaching its target, a company's competitive position deteriorates, a company's management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

On or about April 29, 2013, the following information will supplement the information for the Fund in the section titled Performance Information (page 37 in the Prospectus):

Going forward, the Fund's performance benchmark index will be the Russell 2000® Index rather than the Russell 2500™ Index because the Russell 2000® Index more closely represents the Fund's new investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Small/Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif1_SupplementTextBlock

MML SERIES INVESTMENT FUND II

Supplement dated February 12, 2013 to the

Prospectus dated May 1, 2012 and the

MML Small/Mid Cap Equity Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Small/Mid Cap Equity Fund (the "Fund") to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about April 29, 2013, the name of the Fund will be changed to the MML Small Cap Equity Fund.

On or about April 29, 2013, the following information will replace the information found under Principal Investment Strategies (pages 35-36 in the Prospectus) for the Fund:

The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund's subadviser, OppenheimerFunds, Inc. ("OFI"), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies. The subadviser currently considers "small-cap" companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of December 31, 2012, between $28 million and $4.67 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI typically uses fundamental research to select securities for the Fund's portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

▪	a fundamental approach in analyzing issuers based on factors such as a company's financial performance, competitive strength, position in the industry, and strength of business model and management. OFI may also consider an industry's outlook, market trends and general economic conditions.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI may consider selling a security if, for example, in its judgment, a stock's price is approaching its target, a company's competitive position deteriorates, a company's management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

On or about April 29, 2013, the following information will supplement the information for the Fund in the section titled Performance Information (page 37 in the Prospectus):

Going forward, the Fund's performance benchmark index will be the Russell 2000® Index rather than the Russell 2500™ Index because the Russell 2000® Index more closely represents the Fund's new investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 12, 2013